Derivative Financial Instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial Instruments

NOTE 7. DERIVATIVE FINANCIAL INSTRUMENTS
FORWARD EXCHANGE CONTRACT WITH NO DELIVERY OF THE UNDERLYING ASSET
The Electronic Open Market (Mercado Abierto Electrónico, MAE) and the Rosario Forward Market (ROFEX) have trading areas for the closing, recording and settlement of forward financial transactions between their Agents, including Banco Galicia and Banco GGALS.A. In general, the settlement of these transactions is made without delivering the underlying asset. The settlement is carried out daily in Argentine pesos for the difference, if any, between the closing price traded of the underlying asset and the closing price or value of the underlying asset of the previous day, the price difference impacting on Income.
The transactions are recorded in Off-balance Sheet Items The accrued balances pending settlement are disclosed in the “Derivative Financial Instruments” line, in Assets and/or Liabilities, as appropriate.
PURCHASE - SALE TAKEN WITH DELIVERY OF THE UNDERLYING ASSET
Between July 2022 and 2024, the Argentine Central Bank conducted auctions for put option bids on securities issued by the National Treasury. Put option contracts were non-transferable and such options may be exercised at any time, from 5 business days after the security settlement until the date established in the option term. The call premiums of the options were set by the Argentine Central Bank prior to the bids, and auctions end by price acceptance.
The exercise price arised from the nominal rates traded for the underlying asset the day before the exercise date, considering the highest rate between the average rate traded on the day and the closing value for the market with the highest volume traded between Argentine Stock Exchanges and Markets (Bolsas y Mercados Argentinos, BYMA) and MAE, plus an additional charge set by the Argentine Central Bank.
In July 2024, the Argentine Central Bank offered Financial Entities the possibility to terminate the liquidity options on public securities. These options were terminated by the Entity for the full nominal value at an amount equivalent to the premium in pesos agreed upon at the time, proportional to the number of remaining days until the expiration of each contract, and increased in accordance with the variation of the CER index from the date it was paid until the settlement date of the termination.
The transactions are recorded in Off-Balance Sheet Items, at exercise price. The balances for the transaction premiums are exposed in Assets, in the “Derivative Financial Instruments” line.
The amounts of transactions as of December 31, 2024, and 2023 are as follows:

	Underlying Asset	Type of Settlement	12.31.24(*)	12.31.23(*)
Currency Forward Transactions
Purchases	Foreign currency	Daily difference	1,004,310,654	1,542,504,198
Sales	Foreign currency	Daily difference	650,376,520	1,396,644,542
Customers´ Purchases	Foreign currency	Daily difference	183,288,214	198,840,423
Customers´ Sales	Foreign currency	Daily difference	473,287,062	129,180,879
Repurchase Transactions
Forward Purchases	Government Securities	With delivery of the underlying asset	211,952,156	55,717,869
Forward Sales	Government Securities	With delivery of the underlying asset	268,097,781	2,850,743,511
Options
Put options taken	Government Securities	With delivery of the underlying asset	—	5,825,654,489
(*)Notional values.
For further details, refer to Schedule O.